Share-Based Compensation - Additional Information (Detail)													3 Months Ended					12 Months Ended
	Jan. 08, 2018 Member Tranche $ / shares shares	Dec. 29, 2017 shares	Dec. 30, 2016 shares	Sep. 30, 2016 shares	Jun. 30, 2016 shares	Mar. 31, 2016 shares	Mar. 03, 2016 Member Tranche $ / shares shares	Nov. 24, 2015 $ / shares	Aug. 24, 2015 $ / shares	Mar. 07, 2013 $ / shares	Mar. 13, 2012 $ / shares	Sep. 02, 2011 Member	Dec. 31, 2016 USD ($)	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2008 $ / shares	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2015 USD ($) shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Recognized share based compensation expenses | $																		$ 272,000	$ 283,000	$ 75,000
Unrecognized compensation cost | $													$ 0					$ 0	$ 0
Restricted Stock Units (RSUs) [Member] | Management [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of stock granted																		0	200,000
2008 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of members granted with restricted stock units | Member												4
Restricted stock share based compensation vesting period												2 years
Common stock dividends paid | $ / shares										$ 0	$ 0
2015 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum number of shares approved under Equity Incentive Plan																				1,500,000
Number of tranches | Tranche							2
Equity Incentive Plan description																		Under the 2015 Plan, restricted stock units granted to four members of management on March 3, 2016 were divided into two tranches. The first tranche (100,000 restricted stock units)) will vest when the individual leaves employment, provided that this is after December 31, 2016 and is not for cause. The second tranche (100,000 restricted stock units) also vests after December 31, 2016 on the same terms, but, in addition, only if and when the stock price has been at or above $5.00 for 20 consecutive trading days and provided that this has occurred before December 31, 2019. Under the 2015 Plan, restricted stock units were granted on January 8, 2018 to five members of management as part of their 2017 remuneration, in two tranches. The first tranche (100,000 restricted stock units)) will vest when the individual leaves employment, provided that this is after March 31, 2018 and is not for cause. The second tranche (100,000 restricted stock units) also vests after March 31, 2018 on the same terms, but, in addition, only if and when the stock price has been at or above $3.00 for 20 consecutive trading days and provided that this has occurred before December 31, 2020.
2015 Plan [Member] | Subsequent Event [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of tranches | Tranche	2
2015 Plan [Member] | Director [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock shares awarded		34,125	8,528	8,534	8,534	8,529												34,125	34,125
Shares issued as percentage of directors base fee		20.00%											20.00%	20.00%	20.00%	20.00%		20.00%	20.00%
Shares issued notional value per share | $ / shares																		$ 4.00	$ 4.00
2015 Plan [Member] | Second Tranche [Member] | Management [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of members granted with restricted stock units | Member							4
Vesting date							Dec. 31, 2016
Number of consecutive trading days							20 days
2015 Plan [Member] | Second Tranche [Member] | Management [Member] | Subsequent Event [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of members granted with restricted stock units | Member	5
Vesting date	Mar. 31, 2018
Number of consecutive trading days	20 days
2015 Plan [Member] | Minimum [Member] | Second Tranche [Member] | Management [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock price | $ / shares							$ 5.00
2015 Plan [Member] | Minimum [Member] | Second Tranche [Member] | Management [Member] | Subsequent Event [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock price | $ / shares	$ 3.00
2015 Plan [Member] | Restricted Stock Units (RSUs) [Member] | Second Tranche [Member] | Management [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of stock granted							100,000
2015 Plan [Member] | Restricted Stock Units (RSUs) [Member] | Second Tranche [Member] | Management [Member] | Subsequent Event [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of stock granted	100,000
2015 Plan [Member] | Restricted Stock Units (RSUs) [Member] | First Tranche [Member] | Management [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of stock granted							100,000
2015 Plan [Member] | Restricted Stock Units (RSUs) [Member] | First Tranche [Member] | Management [Member] | Subsequent Event [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of stock granted	100,000
Class A Common Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock dividends paid | $ / shares								$ 0.10	$ 0.10								$ 0.23
Class A Common Stock [Member] | 2008 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Term of Equity Incentive Plan																		10 years
Maximum number of shares approved under Equity Incentive Plan																				1,500,000
Maximum number of shares which may be granted to any participant in any fiscal year																		500,000
Common stock shares awarded																		1,498,123